UBS MULTI-STRAT FUND, L.L.C.

C/O UBS FINANCIAL SERVICES INC.

51 WEST 52ND STREET

NEW YORK, NEW YORK 10019

May 6, 2009

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Mr. Brion R. Thompson

Re:	UBS Multi-Strat Fund, L.L.C. (the “Fund”)
File Nos. 333-155715, 811-21516

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Fund hereby certifies that the definitive forms of the Fund’s Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act do not differ from those contained in Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2, the text of which was filed electronically with the Securities and Exchange Commission on May 1, 2009.

Very truly yours,

UBS MULTI-STRAT FUND, L.L.C.

By:	/s/ Robert F. Aufenanger
Robert F. Aufenanger
Authorized Person